Note 23 - Segmented Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
23.	Segmented information

Operating segments
Upon completion of the Spin-off of FirstService on
June
1,
2015,
the Residential Real Estate Services and Property Services operating segments of Old FSV were distributed to shareholders. The Commercial Real Estate Services segment was retained and comprises the business of Colliers.
Colliers has identified
three
reportable operating segments, which are grouped geographically and based on the manner in which the segments are managed by the chief operating decision maker, which is identified as both the CEO and Chief Operating Officer of the Company. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions and corporate head office.

Included in segment total assets at
December
31,
2016
are investments in subsidiaries accounted for under the equity method or cost method: Americas
$4,753
(2015
-
4,215);
EMEA
$2,610
(2015
-
$2,023)
and Asia Pacific
$7
(2015
- nil). The reportable segment information excludes intersegment transactions.

2016	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$1,021,317	$474,868	$399,368	$1,171	$1,896,724
Depreciation and amortization	21,612	15,121	5,479	2,712	44,924
Operating earnings (loss)	85,255	34,275	45,614	(18,971)	146,173
Other income, net					2,417
Interest expense, net					(9,190)
Income tax expense					(47,829)

Net earnings from continuing operations					$91,571

Net earnings from discontinued operations					$-

Net earnings					$91,571

Total assets	$559,295	$443,945	$181,425	$10,114	$1,194,779
Total additions to long-lived assets	50,948	67,325	4,654	1,141	124,068

2015	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$889,738	$446,146	$385,123	$979	$1,721,986
Depreciation and amortization	18,100	12,429	5,263	2,832	38,624
Operating earnings (loss)	69,247	38,777	41,092	(68,732)	80,384
Other income, net					1,122
Interest expense, net					(9,039)
Income tax expense					(32,552)

Net earnings from continuing operations					$39,915

Net earnings from discontinued operations					$1,104

Net earnings					$41,019

Total assets	$488,228	$396,789	$176,521	$30,883	$1,092,421
Total additions to long-lived assets	78,124	12,997	4,402	1,677	97,200

2014	Americas	EMEA	Asia Pacific	Corporate	Consolidated

Revenues	$823,146	$352,363	$405,957	$805	$1,582,271
Depreciation and amortization	14,959	12,371	5,651	3,052	36,033
Operating earnings (loss)	60,473	22,009	47,392	(51,718)	78,156
Other income, net					1,262
Interest expense, net					(7,304)
Income tax expense					(18,205)

Net earnings from continuing operations					$53,909

Net earnings from discontinued operations					$23,807

Net earnings					$77,716

Total assets	$421,423	$425,461	$183,436	$(6,437)	$1,023,883
Total additions to long-lived assets	23,988	134,587	15,763	1,980	176,318

Geographic information
Revenues in each geographic region are reported by customer locations.

	2016	2015	2014

United States
Revenues	$734,488	$628,954	$522,641
Total long-lived assets	178,908	152,326	90,276

Canada
Revenues	$253,529	$229,551	$263,215
Total long-lived assets	52,547	51,473	53,241

Euro currency countries
Revenues	$261,626	$207,495	$135,482
Total long-lived assets	174,932	152,833	169,963

Australia
Revenues	$219,406	$206,254	$231,029
Total long-lived assets	43,808	44,936	51,083

United Kingdom
Revenues	$137,216	$164,204	$150,933
Total long-lived assets	69,565	56,076	60,046

Other
Revenues	$290,459	$285,528	$278,971
Total long-lived assets	33,077	31,551	41,514

Consolidated
Revenues	$1,896,724	$1,721,986	$1,582,271
Total long-lived assets	552,837	489,195	466,124